UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (94.08%)
CONSUMER DISCRETIONARY – (22.29%)
Consumer Durables & Apparel – (2.23%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	55,900	$5,336,757
Hunter Douglas N.V. (Netherlands)	72,060	3,467,125
NIKE, Inc., Class B	51,870	3,831,118
		12,635,000
Consumer Services – (2.85%)
Las Vegas Sands Corp.	199,480	16,113,995
Media – (5.49%)
DISH Network Corp., Class A *	51,900	3,228,439
Liberty Global PLC, Series C *	557,180	22,685,584
Time Warner Cable Inc.	37,800	5,185,404
		31,099,427
Retailing – (11.72%)
Amazon.com, Inc. *	22,130	7,445,417
Coupons.com Inc *	238,000	5,866,700
Lowe's Cos, Inc.	119,370	5,837,193
Netflix Inc. *	9,550	3,359,976
Priceline.com Inc. *	9,455	11,266,247
TJX Cos, Inc.	42,130	2,555,185
Vipshop Holdings Ltd., ADS (China)*	200,770	29,974,961
		66,305,679
	Total Consumer Discretionary	126,154,101
CONSUMER STAPLES – (3.69%)
Food & Staples Retailing – (1.08%)
Brasil Pharma S.A. (Brazil)*	553,100	938,491
Sysco Corp.	143,100	5,170,203
		6,108,694
Food, Beverage & Tobacco – (1.74%)
Diageo PLC (United Kingdom)	74,190	2,301,794
Philip Morris International Inc.	25,150	2,059,030
Unilever N.V., NY Shares (Netherlands)	133,330	5,482,530
		9,843,354
Household & Personal Products – (0.87%)
Colgate-Palmolive Co.	75,950	4,926,876
	Total Consumer Staples	20,878,924
ENERGY – (1.77%)
Schlumberger Ltd.	102,550	9,998,625
	Total Energy	9,998,625
FINANCIALS – (12.72%)
Banks – (4.02%)
U.S. Bancorp	152,760	6,547,294
Wells Fargo & Co.	325,960	16,213,250
		22,760,544
Diversified Financials – (6.51%)
Capital Markets – (1.84%)
CETIP S.A. - Mercados Organizados (Brazil)	199,800	2,421,551
Charles Schwab Corp.	293,020	8,008,237
		10,429,788

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2014 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (4.67%)
Berkshire Hathaway Inc., Class B *	211,411	$26,420,033
		36,849,821
Insurance – (2.19%)
Multi-line Insurance – (0.50%)
Loews Corp.	64,140	2,825,367
Property & Casualty Insurance – (1.69%)
Markel Corp. *	16,035	9,558,463
		12,383,830
	Total Financials	71,994,195
HEALTH CARE – (12.08%)
Health Care Equipment & Services – (11.80%)
Diagnosticos da America S.A. (Brazil)	149,770	1,000,007
IDEXX Laboratories, Inc. *	52,130	6,328,843
Laboratory Corp. of America Holdings *	263,300	25,858,693
Quest Diagnostics Inc.	43,130	2,498,089
UnitedHealth Group Inc.	348,100	28,540,719
WellPoint, Inc.	25,580	2,546,489
		66,772,840
Pharmaceuticals, Biotechnology & Life Sciences – (0.28%)
Agilent Technologies, Inc.	28,234	1,578,845
	Total Health Care	68,351,685
INDUSTRIALS – (13.77%)
Capital Goods – (6.48%)
PACCAR Inc.	253,040	17,066,283
Textron Inc.	376,230	14,782,077
TransDigm Group, Inc. *	26,030	4,820,756
		36,669,116
Commercial & Professional Services – (0.81%)
Experian PLC (United Kingdom)	254,802	4,592,014
Transportation – (6.48%)
Expeditors International of Washington, Inc.	64,650	2,561,756
FedEx Corp.	36,440	4,830,486
Kuehne & Nagel International AG (Switzerland)	67,166	9,398,150
Wesco Aircraft Holdings, Inc. *	902,650	19,867,327
		36,657,719
	Total Industrials	77,918,849
INFORMATION TECHNOLOGY – (23.96%)
Semiconductors & Semiconductor Equipment – (2.68%)
Altera Corp.	38,800	1,405,918
Applied Materials, Inc.	116,400	2,376,306
Intel Corp.	70,700	1,825,121
Texas Instruments Inc.	202,950	9,570,107
		15,177,452
Software & Services – (20.60%)
58.com Inc., Class A, ADR (China)*	22,050	917,942
Angie's List Inc. *	678,145	8,263,197
ASAC II L.P., Private Placement *(a)	6,900,000	9,214,950

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2014 (Unaudited)

	Shares/Units/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (Continued)
Google Inc., Class A *	32,313	$36,013,323
International Business Machines Corp.	5,344	1,028,667
Microsoft Corp.	281,850	11,555,850
Oracle Corp.	141,250	5,778,537
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	66,500	6,622,070
Salesforce.com, Inc. *	52,350	2,988,661
SAP AG, ADR (Germany)	61,661	5,013,656
SINA Corp. (China)*	79,000	4,772,785
SouFun Holdings Ltd., Class A, ADR (China)	156,600	10,714,572
Twitter, Inc. *(b)	80,540	3,758,802
Youku Tudou Inc., ADR (China)*	354,830	9,949,433
		116,592,445
Technology Hardware & Equipment – (0.68%)
Hewlett-Packard Co.	118,184	3,824,434
	Total Information Technology	135,594,331
MATERIALS – (3.80%)
Air Products and Chemicals, Inc.	31,620	3,764,045
Lafarge S.A. (France)	72,800	5,686,607
Sherwin-Williams Co.	13,130	2,588,317
Sigma-Aldrich Corp.	101,080	9,437,839
	Total Materials	21,476,808
TOTAL COMMON STOCK – (Identified cost $375,894,216)		532,367,518
STOCK WARRANTS – (0.72%)
FINANCIALS – (0.72%)
Banks – (0.72%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	220,450	4,109,188
TOTAL STOCK WARRANTS – (Identified cost $1,764,508)		4,109,188
SHORT-TERM INVESTMENTS – (5.14%)
COMMERCIAL PAPER – (0.44%)
Working Capital Management Co., 0.13%, 04/01/14	$2,500,000	2,500,000
	Total Commercial Paper	2,500,000
REPURCHASE AGREEMENTS – (4.70%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.10%, 04/01/14, dated 03/31/14, repurchase value of $13,875,039 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.75%, 07/31/15- 06/15/39, total market value $14,152,500)	13,875,000	13,875,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.10%, 04/01/14, dated 03/31/14, repurchase value of $12,711,035 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-6.00%, 11/15/37-08/15/43, total market value $12,965,220)	12,711,000	12,711,000
	Total Repurchase Agreements	26,586,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $29,086,000)		29,086,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2014 (Unaudited)

	Principal	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.62%)
State Street Navigator Securities Lending Prime Portfolio	$3,497,449	$3,497,449
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (Identified cost $3,497,449)		3,497,449
	Total Investments – (100.56%) – (Identified cost $410,242,173) – (c)	569,060,155
	Liabilities Less Other Assets – (0.56%)	(3,172,183)
	Net Assets – (100.00%)	$565,887,972

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $9,214,950 or 1.63% of the Fund's net assets as of March 31, 2014.

(b)
Security is partially on loan – The Fund has entered into a securities lending arrangement with State Street Bank and Trust Company (“State Street Bank”). Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of March 31, 2014, the Fund had on loan securities valued at $3,382,922; cash of $3,497,449 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

(c)	Aggregate cost for federal income tax purposes is $416,072,248. At March 31, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$161,182,618
Unrealized depreciation	(8,194,711)
Net unrealized appreciation	$152,987,907

Please refer to "Notes to Schedule of Investments" on page 19 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	March 31, 2014 (Unaudited)

	Principal	Value
MORTGAGES – (94.25%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (64.34%)
Fannie Mae, 4.00%, 01/25/19	$118,042	$118,833
Fannie Mae, 4.00%, 02/25/19	712,124	745,124
Fannie Mae, 4.00%, 07/25/23	531,723	547,017
Fannie Mae, 4.00%, 11/25/23	368,473	378,745
Fannie Mae, 2.00%, 01/25/28	4,425,149	4,330,328
Fannie Mae, 4.50%, 06/25/29 (a)	1,436,252	1,498,759
Fannie Mae, 3.50%, 12/25/31	4,196,403	4,441,924
Fannie Mae, 0.6543%, 06/25/32 (a)	154,105	155,252
Fannie Mae, 3.50%, 09/25/36	317,230	324,155
Fannie Mae, 0.3543%, 02/25/37 (a)	34,577	34,307
Fannie Mae, 0.4043%, 03/25/37 (a)	396,222	395,473
Fannie Mae, 0.5043%, 07/25/37 (a)	376,836	376,077
Fannie Mae, 0.5043%, 04/25/38 (a)	3,447,389	3,427,740
Fannie Mae, 0.6543%, 06/25/38 (a)	246,280	247,405
Fannie Mae, 4.50%, 12/25/41	429,636	456,953
Fannie Mae, 3.00%, 10/25/42	2,683,386	2,735,611
Fannie Mae, 3.00%, 02/25/43	4,662,060	4,764,268
Fannie Mae Whole Loan, 5.31%, 08/25/33	123,400	124,653
Fannie Mae Whole Loan, 5.09%, 11/25/43	1,676,953	1,736,508
Fannie Mae Whole Loan, 6.2906%, 08/25/47 (a)	451,349	508,317
Freddie Mac, 3.50%, 01/15/18	49,286	49,777
Freddie Mac, 4.50%, 05/15/18	1,519,389	1,595,483
Freddie Mac, 1.50%, 07/15/18	343,003	344,547
Freddie Mac, 4.50%, 07/15/18	443,433	466,228
Freddie Mac, 4.00%, 10/15/18	1,493,770	1,561,114
Freddie Mac, 4.50%, 02/15/19	2,799,199	2,952,280
Freddie Mac, 4.50%, 09/15/23	402,678	414,287
Freddie Mac, 3.50%, 02/15/24	871,203	898,387
Freddie Mac, 3.50%, 07/15/24	460,575	472,170
Freddie Mac, 5.00%, 01/15/25	2,000,000	2,166,281
Freddie Mac, 4.00%, 01/15/26	1,421,211	1,495,769
Freddie Mac, 3.00%, 10/15/26	2,684,393	2,792,204
Freddie Mac, 4.00%, 01/15/28	991,927	1,019,239
Freddie Mac, 4.50%, 04/15/32	521,217	528,038
Freddie Mac, 4.50%, 08/15/36	504,682	529,824
Freddie Mac, 4.00%, 03/15/37	1,727,357	1,823,319
Freddie Mac, 4.00%, 01/15/38	2,535,762	2,626,187
Freddie Mac, 3.00%, 06/15/39	522,934	537,014
Freddie Mac, 2.50%, 09/15/40	618,589	630,205
Freddie Mac Structured Pass-Through, 6.50%, 02/25/43	623,050	729,489
Ginnie Mae, 4.00%, 05/20/33	2,098,723	2,164,786
Ginnie Mae, 3.00%, 09/16/34	1,500,000	1,532,578
Ginnie Mae, 3.536%, 09/16/35	795,342	805,719
Ginnie Mae, 3.421%, 11/16/35	881,353	881,904
Ginnie Mae, 3.50%, 07/20/36	912,168	944,704
Ginnie Mae, 5.4652%, 12/16/36 (a)	93,558	96,058
Ginnie Mae, 0.455%, 05/16/37 (a)	1,165,349	1,149,406

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	March 31, 2014 (Unaudited)

	Principal	Value
MORTGAGES – (CONTINUED)
COLLATERALIZED MORTGAGE OBLIGATIONS – (CONTINUED)
Ginnie Mae, 3.00%, 06/20/38	$1,027,477	$1,051,973
Ginnie Mae, 2.7166%, 02/16/44	2,485,556	2,471,089
	Total Collateralized Mortgage Obligations	62,077,508
FANNIE MAE POOLS – (23.84%)
4.962%, 01/01/15, Pool No. 725788	310,460	318,608
6.00%, 09/01/17, Pool No. 665776	514,223	555,821
3.65%, 01/01/18, Pool No. 467153	3,488,739	3,708,220
4.50%, 03/01/18, Pool No. AJ0354	648,486	674,978
3.50%, 01/01/21, Pool No. MA0629	1,190,638	1,263,266
2.50%, 11/01/22, Pool No. AQ4765	4,159,600	4,271,534
3.00%, 12/01/23, Pool No. MA1691	2,399,464	2,506,724
2.50%, 10/01/27, Pool No. AP9869	2,869,815	2,874,399
4.00%, 02/01/30, Pool No. MA0329	3,574,287	3,773,295
6.50%, 07/01/32, Pool No. 635069	96,136	106,264
2.029%, 01/01/36, Pool No. 848973 (b)	231,682	239,372
5.616%, 04/01/36, Pool No. 851605 (b)	285,394	300,482
6.00%, 09/01/37, Pool No. 888796	282,550	315,740
6.142%, 10/01/37, Pool No. AL1846 (b)	1,986,406	2,095,375
	Total Fannie Mae Pools	23,004,078
FREDDIE MAC POOLS – (6.07%)
3.50%, 03/01/21, Pool No. J14793	966,447	1,018,014
2.50%, 05/01/23, Pool No. G14738	2,632,563	2,654,864
4.00%, 05/01/24, Pool No. J09596	903,766	962,316
3.50%, 01/01/26, Pool No. G18373	443,008	465,520
2.486%, 12/01/34, Pool No. 1H1238 (b)	227,097	240,307
2.567%, 04/01/36, Pool No. 848422 (b)	489,123	519,279
	Total Freddie Mac Pools	5,860,300
TOTAL MORTGAGES – (Identified cost $90,728,797)		90,941,886
OTHER AGENCIES – (0.28%)
Housing Urban Development, 6.00%, 08/01/20	260,000	264,088
TOTAL OTHER AGENCIES – (Identified cost $260,000)		264,088
SHORT-TERM INVESTMENTS – (5.41%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.10%, 04/01/14, dated 03/31/14, repurchase value of $2,726,008 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.75%, 07/31/15-06/15/39, total market value $2,780,520)	2,726,000	2,726,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.10%, 04/01/14, dated 03/31/14, repurchase value of $2,497,007 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-6.00%, 12/01/27-02/20/44, total market value $2,546,940)	2,497,000	2,497,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,223,000)		5,223,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	March 31, 2014 (Unaudited)

Total Investments – (99.94%) – (Identified cost $96,211,797) – (c)	$96,428,974
Other Assets Less Liabilities – (0.06%)	61,338
Net Assets – (100.00%)	$96,490,312

(a)
The interest rates on floating rate securities, shown as of March 31, 2014, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	The interest rates on adjustable rate securities, shown as of March 31, 2014, may change daily or less frequently and are based on indices of market interest rates.

(c)	Aggregate cost for federal income tax purposes is $96,211,797. At March 31, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$1,022,477
Unrealized depreciation	(805,300)
Net unrealized appreciation	$217,177

Please refer to "Notes to Schedule of Investments" on page 19 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	March 31, 2014 (Unaudited)

	Principal	Value
FANNIE MAE – (6.29%)
4.125%, 04/15/14	$4,251,000	$4,257,554
2.50%, 05/15/14	4,534,000	4,547,137
0.1365%, 09/11/14 (a)	5,000,000	5,000,697
0.625%, 10/30/14	3,976,000	3,986,731
	TOTAL FANNIE MAE – (Identified cost $17,792,119)	17,792,119
FEDERAL FARM CREDIT BANK – (15.23%)
0.33%, 05/19/14 (a)	5,000,000	5,001,611
0.34%, 06/13/14 (a)	3,000,000	3,001,525
0.26%, 07/14/14 (a)	4,430,000	4,431,978
0.1345%, 07/23/14 (a)	3,000,000	3,000,400
0.1243%, 07/25/14 (a)	6,000,000	6,000,520
0.1638%, 08/27/14 (a)	3,000,000	3,000,678
3.00%, 09/22/14	1,144,000	1,159,427
0.16%, 10/23/14 (a)	5,500,000	5,502,141
0.1439%, 10/29/14 (a)	3,500,000	3,500,181
4.48%, 11/20/14	3,000,000	3,081,855
0.1343%, 11/26/14 (a)	5,400,000	5,401,298
	TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $43,081,614)	43,081,614
FEDERAL HOME LOAN BANK – (33.46%)
0.105%, 04/01/14 (a)	6,000,000	6,000,000
0.15%, 05/01/14	3,000,000	3,000,072
0.12%, 05/21/14	2,650,000	2,650,030
0.125%, 05/23/14 (a)	5,000,000	5,000,352
0.114%, 05/27/14 (a)	4,000,000	4,000,136
1.375%, 05/28/14	5,590,000	5,601,085
0.097%, 06/06/14 (a)	5,000,000	5,000,000
0.124%, 06/10/14 (a)	3,000,000	3,000,282
5.25%, 06/18/14	5,000,000	5,054,735
0.134%, 06/25/14 (a)	6,000,000	6,000,754
0.19%, 07/18/14	5,000,000	5,000,646
0.111%, 07/21/14 (a)	5,000,000	5,000,000
1.25%, 07/29/14	3,000,000	3,010,683
0.135%, 08/15/14 (a)	2,265,000	2,265,186
0.085%, 08/22/14 (a)	5,000,000	4,999,536
0.125%, 08/22/14	5,000,000	4,998,883
0.111%, 09/18/14 (a)	5,000,000	5,000,000
0.18%, 10/01/14	5,000,000	5,000,439
0.13%, 11/03/14	5,025,000	5,024,661
0.135%, 12/09/14 (a)	5,000,000	5,000,000
0.46%, 01/14/15	4,000,000	4,008,766
	TOTAL FEDERAL HOME LOAN BANK – (Identified cost $94,616,246)	94,616,246
FREDDIE MAC – (8.57%)
1.35%, 04/29/14	2,205,000	2,207,022
5.00%, 07/15/14	5,670,000	5,749,643

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	March 31, 2014 (Unaudited)

	Principal	Value
FREDDIE MAC – (CONTINUED)
1.00%, 07/30/14	$3,000,000	$3,008,392
0.50%, 09/19/14	4,900,000	4,907,626
0.75%, 09/22/14	2,000,000	2,005,551
5.00%, 11/13/14	4,000,000	4,119,340
0.1553%, 12/05/14 (a)	2,250,000	2,250,773
TOTAL FREDDIE MAC – (Identified cost $24,248,347)		24,248,347
OTHER AGENCIES – (0.71%)
USAID - Israel, 0.2015%, 08/15/14 (Israel)(b)	2,000,000	1,998,496
TOTAL OTHER AGENCIES – (Identified cost $1,998,496)		1,998,496
PRIVATE EXPORT FUNDING – (0.90%)
Private Export Funding Corp., 3.05%, 10/15/14	2,500,000	2,538,691
TOTAL PRIVATE EXPORT FUNDING – (Identified cost $2,538,691)		2,538,691
REPURCHASE AGREEMENTS – (34.70%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.10%, 04/01/14, dated 03/31/14, repurchase value of $51,211,142 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.75%, 07/31/15-06/15/39, total market value $52,235,220)	51,211,000	51,211,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.10%, 04/01/14, dated 03/31/14, repurchase value of $46,912,130 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-6.00%, 08/15/23-02/20/44, total market value $47,850,240)	46,912,000	46,912,000
TOTAL REPURCHASE AGREEMENTS – (Identified cost $98,123,000)		98,123,000
Total Investments – (99.86%) – (Identified cost $282,398,513) – (c)		282,398,513
Other Assets Less Liabilities – (0.14%)		399,915
	Net Assets – (100.00%)	$282,798,428

(a)
The interest rates on floating rate securities, shown as of March 31, 2014, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.

(c)	Aggregate cost for federal income tax purposes is $282,398,513.

Please refer to "Notes to Schedule of Investments" on page 19 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	March 31, 2014 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (96.87%)
ENERGY – (4.24%)
Canadian Natural Resources Ltd. (Canada)	727,990	$27,932,976
	Total Energy	27,932,976
FINANCIALS – (89.72%)
Banks – (16.03%)
ICICI Bank Ltd., ADR (India)	121,697	5,330,329
JPMorgan Chase & Co.	228,500	13,872,235
SKBHC Holdings LLC *(a)	1,916	8,788,133
U.S. Bancorp	316,171	13,551,089
Wells Fargo & Co.	1,286,419	63,986,481
		105,528,267
Diversified Financials – (38.91%)
Capital Markets – (20.70%)
Bank of New York Mellon Corp.	1,193,374	42,114,168
Brookfield Asset Management Inc., Class A (Canada)	680,090	27,781,677
Charles Schwab Corp.	495,998	13,555,625
Goldman Sachs Group, Inc.	126,992	20,807,639
Julius Baer Group Ltd. (Switzerland)	722,832	32,075,900
		136,335,009
Consumer Finance – (9.76%)
American Express Co.	713,782	64,261,793
Diversified Financial Services – (8.45%)
Berkshire Hathaway Inc., Class A *	74	13,863,904
Cielo S.A. (Brazil)	283,564	9,036,806
Visa Inc., Class A	151,737	32,753,949
		55,654,659
		256,251,461
Insurance – (34.78%)
Insurance Brokers – (3.03%)
Marsh & McLennan Cos, Inc.	404,100	19,922,130
Multi-line Insurance – (9.57%)
American International Group, Inc.	713,000	35,657,130
Loews Corp.	621,345	27,370,247
		63,027,377
Property & Casualty Insurance – (12.92%)
ACE Ltd.	199,800	19,792,188
Markel Corp. *	67,186	40,049,575
Progressive Corp.	1,041,565	25,226,704
		85,068,467
Reinsurance – (9.26%)
Alleghany Corp. *	75,318	30,683,047
Everest Re Group, Ltd.	197,972	30,299,615
		60,982,662
		229,000,636
	Total Financials	590,780,364

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	March 31, 2014 (Unaudited)

	Shares /Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (2.91%)
Software & Services – (2.91%)
Google Inc., Class A *	17,200	$19,169,658
	Total Information Technology	19,169,658
TOTAL COMMON STOCK – (Identified cost $351,082,005)		637,882,998
SHORT-TERM INVESTMENTS – (3.18%)
COMMERCIAL PAPER – (0.30%)
Working Capital Management Co., 0.13%, 04/01/14	$2,000,000	2,000,000
	Total Commercial Paper	2,000,000
REPURCHASE AGREEMENTS – (2.88%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.10%, 04/01/14, dated 03/31/14, repurchase value of $9,900,028 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.75%, 07/31/15-06/15/39, total market value $10,098,000)	9,900,000	9,900,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.10%, 04/01/14, dated 03/31/14, repurchase value of $9,069,025 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-6.00%, 08/15/23-07/20/43, total market value $9,250,380)	9,069,000	9,069,000
	Total Repurchase Agreements	18,969,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $20,969,000)		20,969,000
Total Investments – (100.05%) – (Identified cost $372,051,005) – (b)		658,851,998
Liabilities Less Other Assets – (0.05%)		(354,915)
	Net Assets – (100.00%)	$658,497,083

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $8,788,133 or 1.33% of the Fund's net assets as of March 31, 2014.

(b)	Aggregate cost for federal income tax purposes is $371,996,955. At March 31, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$289,199,473
Unrealized depreciation	(2,344,430)
Net unrealized appreciation	$286,855,043

Please refer to "Notes to Schedule of Investments" on page 19 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (69.36%)
CONSUMER DISCRETIONARY – (11.01%)
Consumer Services – (2.33%)
School Specialty, Inc. *(a)	69,205	$7,439,538
Media – (2.88%)
Twenty-First Century Fox, Inc., Class A	288,656	9,226,889
Retailing – (5.80%)
Amazon.com, Inc. *	16,501	5,551,596
Kohl's Corp.	229,200	13,018,560
		18,570,156
	Total Consumer Discretionary	35,236,583
CONSUMER STAPLES – (5.40%)
Food & Staples Retailing – (2.10%)
Whole Foods Market, Inc.	132,484	6,718,926
Food, Beverage & Tobacco – (3.30%)
Tyson Foods, Inc., Class A	240,000	10,562,400
	Total Consumer Staples	17,281,326
ENERGY – (11.30%)
Devon Energy Corp.	187,020	12,517,249
Nabors Industries Ltd.	562,900	13,875,485
Transocean Ltd. (Switzerland)	236,131	9,761,655
	Total Energy	36,154,389
FINANCIALS – (10.42%)
Banks – (6.51%)
Banks – (6.39%)
Bank of America Corp.	602,866	10,369,296
Citigroup Inc.	211,852	10,084,155
		20,453,451
Thrifts & Mortgage Finance – (0.12%)
ADFITECH, Inc. *	266,000	364,420
		20,817,871
Diversified Financials – (2.83%)
Consumer Finance – (2.83%)
American Express Co.	100,640	9,060,619
Real Estate – (1.08%)
Forest City Enterprises, Inc., Class A *	181,200	3,460,920
	Total Financials	33,339,410
HEALTH CARE – (6.30%)
Health Care Equipment & Services – (3.64%)
Universal Health Services, Inc., Class B	142,060	11,658,864
Pharmaceuticals, Biotechnology & Life Sciences – (2.66%)
Valeant Pharmaceuticals International, Inc. (Canada)*	64,486	8,501,190
	Total Health Care	20,160,054
INDUSTRIALS – (12.59%)
Capital Goods – (9.38%)
General Electric Co.	330,200	8,548,878
Masco Corp.	418,880	9,303,325
Quanta Services, Inc. *	329,490	12,158,181
		30,010,384
Commercial & Professional Services – (3.21%)
Waste Connections, Inc.	234,670	10,292,626
	Total Industrials	40,303,010

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2014 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (4.52%)
Semiconductors & Semiconductor Equipment – (4.52%)
Fairchild Semiconductor International, Inc. *	448,897	$6,188,045
International Rectifier Corp. *	301,490	8,260,826
		14,448,871
	Total Information Technology	14,448,871
MATERIALS – (6.01%)
Allegheny Technologies, Inc.	359,168	13,533,451
Freeport-McMoRan Copper & Gold Inc.	172,232	5,695,712
	Total Materials	19,229,163
UTILITIES – (1.81%)
AES Corp.	406,466	5,804,334
	Total Utilities	5,804,334
TOTAL COMMON STOCK – (Identified cost $190,657,768)		221,957,140
CONVERTIBLE PREFERRED STOCK – (4.54%)
INDUSTRIALS – (2.26%)
Transportation – (2.26%)
Continental Airlines Finance Trust II, 6.00%, Conv. Pfd.	143,200	7,231,600
	Total Industrials	7,231,600
UTILITIES – (2.28%)
AES Trust III, 6.75%, Conv. Pfd.	141,417	7,278,563
	Total Utilities	7,278,563
TOTAL CONVERTIBLE PREFERRED STOCK – (Identified cost $10,852,689)		14,510,163
CONVERTIBLE BONDS – (21.41%)
FINANCIALS – (3.23%)
Real Estate – (3.23%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 4.25%, 08/15/18	$9,230,000	10,349,137
	Total Financials	10,349,137
INDUSTRIALS – (3.58%)
Capital Goods – (3.58%)
United Rentals, Inc., Conv. Sr. Notes, 4.00%, 11/15/15	1,344,000	11,452,560
	Total Industrials	11,452,560
INFORMATION TECHNOLOGY – (5.35%)
Semiconductors & Semiconductor Equipment – (5.35%)
Intel Corp., Conv. Jr. Sub. Deb., 3.25%, 08/01/39	12,239,000	17,134,661
	Total Information Technology	17,134,661
MATERIALS – (9.25%)
Molycorp, Inc., Conv. Sr. Notes, 3.25%, 06/15/16	7,235,000	5,824,175
Molycorp, Inc., Conv. Sr. Notes, 6.00%, 09/01/17	9,383,000	7,535,722
United States Steel Corp., Conv. Sr. Notes, 2.75%, 04/01/19	12,475,000	16,225,297
	Total Materials	29,585,194
TOTAL CONVERTIBLE BONDS – (Identified cost $54,597,458)		68,521,552

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2014 (Unaudited)

	Principal	Value
CORPORATE BONDS – (1.72%)
CONSUMER DISCRETIONARY – (0.32%)
Retailing – (0.32%)
Kohl's Corp., Sr. Notes, 6.25%, 12/15/17	$882,000	$1,015,223
	Total Consumer Discretionary	1,015,223
FINANCIALS – (0.77%)
Real Estate – (0.77%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (b)	13,300,000	2,460,500
	Total Financials	2,460,500
HEALTH CARE – (0.34%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.34%)
Valeant Pharmaceuticals International, Inc., 144A Sr. Notes, 6.75%, 08/15/21 (Canada)(c)	1,000,000	1,082,500
	Total Health Care	1,082,500
INDUSTRIALS – (0.29%)
Capital Goods – (0.29%)
Masco Corp., Sr. Notes, 6.125%, 10/03/16	859,500	947,599
	Total Industrials	947,599
TOTAL CORPORATE BONDS – (Identified cost $12,664,069)		5,505,822
SHORT-TERM INVESTMENTS – (1.98%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.10%, 04/01/14, dated 03/31/14, repurchase value of $3,302,009 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.75%, 07/31/15-06/15/39, total market value $3,368,040)	3,302,000	3,302,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.10%, 04/01/14, dated 03/31/14, repurchase value of $3,025,008 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-6.00%, 08/15/23-02/20/44, total market value $3,085,500)	3,025,000	3,025,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,327,000)		6,327,000
Total Investments – (99.01%) – (Identified cost $275,098,984) – (d)		316,821,677
Other Assets Less Liabilities – (0.99%)		3,165,105
	Net Assets – (100.00%)	$319,986,782

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2014 (Unaudited)

*	Non-Income producing security.

(a)
Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2014. The aggregate fair value of the securities of affiliated companies held by the Fund as of March 31, 2014, amounts to $7,439,538. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2013	Gross Additions	Gross Reductions	Shares March 31, 2014	Dividend Income
School Specialty, Inc.	69,205	–	–	69,205	$–

(b)
This security is in default and is not accruing income. The interest rate shown is the original, contractual interest rate. The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of March 31, 2014, the value of defaulted securities amounted to $2,460,500 (cost: $9,921,191) or 0.77% of the Fund's net assets.

(c)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $1,082,500 or 0.34% of the Fund's net assets as of March 31, 2014.

(d)	Aggregate cost for federal income tax purposes is $275,098,984. At March 31, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$75,337,827
Unrealized depreciation	(33,615,134)
Net unrealized appreciation	$41,722,693

Please refer to “Notes to Schedule of Investments” on page 19 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCK – (89.87%)
FINANCIALS – (88.17%)
Real Estate – (88.17%)
Real Estate Investment Trusts (REITs) – (82.58%)
Diversified REITs – (6.53%)
British Land Co. PLC (United Kingdom)	90,540	$987,172
Cousins Properties, Inc.	84,280	966,692
Land Securities Group PLC (United Kingdom)	73,370	1,248,875
Liberty Property Trust	167,710	6,198,561
Vornado Realty Trust	57,684	5,685,335
		15,086,635
Health Care REITs – (3.69%)
Ventas, Inc.	140,840	8,530,679
Hotel & Resort REITs – (4.24%)
Host Hotels & Resorts Inc.	301,440	6,101,146
LaSalle Hotel Properties	118,410	3,707,417
		9,808,563
Industrial REITs – (7.13%)
DCT Industrial Trust Inc.	740,200	5,832,776
EastGroup Properties, Inc.	79,020	4,971,148
Prologis, Inc.	125,080	5,107,017
Terreno Realty Corp.	30,640	579,402
		16,490,343
Office REITs – (14.04%)
Alexandria Real Estate Equities, Inc.	114,503	8,308,338
BioMed Realty Trust, Inc.	148,810	3,049,117
Boston Properties, Inc.	86,340	9,888,520
Corporate Office Properties Trust	253,038	6,740,932
DuPont Fabros Technology Inc.	185,800	4,472,206
		32,459,113
Residential REITs – (18.86%)
American Campus Communities, Inc.	283,650	10,594,327
AvalonBay Communities, Inc.	81,060	10,644,799
Education Realty Trust, Inc.	493,660	4,872,424
Equity Lifestyle Properties, Inc.	74,270	3,019,076
Equity Residential	37,750	2,189,123
Essex Property Trust, Inc.	46,300	7,873,315
Post Properties, Inc.	89,840	4,411,144
		43,604,208
Retail REITs – (20.16%)
Acadia Realty Trust	181,670	4,792,455
DDR Corp.	222,030	3,659,054
Federal Realty Investment Trust	66,350	7,611,672
General Growth Properties, Inc.	297,280	6,540,160
Hammerson PLC (United Kingdom)	85,650	791,065
Simon Property Group, Inc.	76,412	12,531,568
Tanger Factory Outlet Centers, Inc.	167,410	5,859,350
Taubman Centers, Inc.	68,070	4,818,675
		46,603,999

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	March 31, 2014 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (7.93%)
American Tower Corp.	130,910	$10,717,601
CubeSmart	271,320	4,655,851
EPR Properties	55,330	2,954,069
		18,327,521
		190,911,061
Real Estate Management & Development – (5.59%)
Diversified Real Estate Activities – (1.70%)
Alexander & Baldwin Inc.	92,310	3,928,714
Real Estate Operating Companies – (3.89%)
Forest City Enterprises, Inc., Class A *	470,510	8,986,741
		12,915,455
	Total Financials	203,826,516
TELECOMMUNICATION SERVICES – (1.70%)
SBA Communications Corp., Class A *	43,090	3,919,036
	Total Telecommunication Services	3,919,036
TOTAL COMMON STOCK – (Identified cost $197,566,292)		207,745,552
CONVERTIBLE BONDS – (3.55%)
FINANCIALS – (3.55%)
Real Estate – (3.55%)
Real Estate Investment Trusts (REITs) – (2.85%)
Office REITs – (2.85%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$4,815,000	6,575,484
Real Estate Management & Development – (0.70%)
Real Estate Operating Companies – (0.70%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	1,040,000	1,623,700
	Total Financials	8,199,184
TOTAL CONVERTIBLE BONDS – (Identified cost $5,855,000)		8,199,184
SHORT-TERM INVESTMENTS – (5.45%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.10%, 04/01/14, dated 03/31/14, repurchase value of $6,574,018 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.75%, 07/31/15-06/15/39, total market value $6,705,480)	6,574,000	6,574,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.10%, 04/01/14, dated 03/31/14, repurchase value of $6,023,017 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-6.00%, 08/15/23-07/20/43, total market value $6,143,460)	6,023,000	6,023,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $12,597,000)		12,597,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	March 31, 2014 (Unaudited)

Total Investments – (98.87%) – (Identified cost $216,018,292) – (b)	$228,541,736
Other Assets Less Liabilities – (1.13%)	2,622,918
Net Assets – (100.00%)	$231,164,654

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $6,575,484 or 2.85% of the Fund's net assets as of March 31, 2014.

(b)	Aggregate cost for federal income tax purposes is $216,152,395. At March 31, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$15,691,263
Unrealized depreciation	(3,301,922)
Net unrealized appreciation	$12,389,341

Please refer to “Notes to Schedule of Investments” on page 19 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
March 31, 2014 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation standardized methodologies used by the Funds for equity securities include, but are not limited to, adjusting the value based on changes in an appropriate securities index and applying liquidity discounts. The Fund may also price partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership's interests based on the value of the net assets of the investment. A liquidity discount is then applied to the liquidation value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940, securities are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2014 (Unaudited)

Security Valuation – (Continued)

Value Measurements – (Continued)

The following is a summary of the inputs used as of March 31, 2014 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$126,154,101	$–	$–	$–	$27,797,045	$–
Consumer Staples	20,878,924	–	–	–	17,281,326	–
Energy	9,998,625	–	–	27,932,976	36,154,389	–
Financials	76,103,383	–	–	581,992,231	32,974,990	203,826,516
Health Care	68,351,685	–	–	–	20,160,054	–
Industrials	77,918,849	–	–	–	40,303,010	–
Information Technology	126,379,381	–	–	19,169,658	14,448,871	–
Materials	21,476,808	–	–	–	19,229,163	–
Telecommunication Services	–	–	–	–	–	3,919,036
Utilities	–	–	–	–	13,082,897	–
Total Level 1	527,261,756	–	–	629,094,865	221,431,745	207,745,552

Level 2 – Other Significant
Observable Inputs:
Equity securities:
Consumer Discretionary	–	–	–	–	7,439,538	–
Financials	–	–	–	–	364,420	–
Industrials	–	–	–	–	7,231,600	–
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	–	91,205,974	–	–	–	–
Short-term	–	–	184,275,513	–	–	–
Convertible debt securities	–	–	–	–	68,521,552	8,199,184
Corporate debt securities	–	–	–	–	5,505,822	–
Short-term securities	29,086,000	5,223,000	98,123,000	20,969,000	6,327,000	12,597,000
Investment of cash collateral for securities loaned	3,497,449	–	–	–	–	–
Total Level 2	32,583,449	96,428,974	282,398,513	20,969,000	95,389,932	20,796,184

Level 3 – Significant Unobservable
Inputs:
Equity securities:
Financials	–	–	–	8,788,133	–	–
Information Technology	9,214,950	–	–	–	–	–
Total Level 3	9,214,950	–	–	8,788,133	–	–
Total Investments	$569,060,155	$96,428,974	$282,398,513	$658,851,998	$316,821,677	$228,541,736

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended March 31, 2014.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2014 (Unaudited)

Security Valuation – (Continued)

Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2014:

	Davis Opportunity Fund	Davis Financial Fund
Investment Securities:
Beginning balance	$7,781,130	$8,175,480
Net change in unrealized appreciation (depreciation)	1,433,820	612,653
Ending balance	$9,214,950	$8,788,133

Net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at March 31, 2014	$1,433,820	$612,653

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
	Davis Opportunity Fund	Davis Financial Fund
Investments at Value:
Equity securities:
Fair value at March 31, 2014	$9,214,950	$8,788,133

Valuation technique	Liquidation proceeds/Waterfall methodology based on underlying investment value, then applying liquidity discount	Index-based value adjustment with liquidity discount
Unobservable input	Discount rate	Discount rate
Amount	14.05%	25%

The significant unobservable input used in the fair value measurement of equity securities is the discount rate, which, if changed, would affect the fair value of the Fund's investment. An increase in the discount rate would result in a decrease in the fair value of the investment.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 30, 2014

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: May 30, 2014